UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04700
                                                     ---------

                          The Gabelli Equity Trust Inc.
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                               ------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                          THE GABELLI EQUITY TRUST INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS -- 94.1%
               ENERGY AND UTILITIES -- 8.6%
      70,000   AES Corp.+ .....................$    1,150,100
      10,000   AGL Resources Inc. .............       371,100
     120,000   Allegheny Energy Inc.+ .........     3,686,400
      70,000   Apache Corp. ...................     5,265,400
     247,000   BP plc, ADR ....................    17,499,950
     275,000   Burlington Resources Inc. ......    22,363,000
     115,000   CH Energy Group Inc. ...........     5,460,200
      40,000   Cinergy Corp. ..................     1,776,400
      91,200   CMS Energy Corp.+ ..............     1,500,240
     204,000   ConocoPhillips .................    14,261,640
       8,000   Constellation Energy Group .....       492,800
      30,000   DPL Inc. .......................       834,000
      14,000   DTE Energy Co. .................       642,040
     250,000   Duke Energy Corp. ..............     7,292,500
     110,000   Duquesne Light Holdings Inc. ...     1,893,100
     210,000   El Paso Corp. ..................     2,919,000
     370,000   El Paso Electric Co.+ ..........     7,714,500
      50,000   Energy East Corp. ..............     1,259,500
      80,000   Eni SpA ........................     2,375,819
      80,000   Exxon Mobil Corp. ..............     5,083,200
      20,000   FPL Group Inc. .................       952,000
      70,000   Halliburton Co. ................     4,796,400
      19,999   Kerr-McGee Corp. ...............     1,942,103
      10,000   Marathon Oil Corp. .............       689,300
     140,000   Mirant Corp.+ ..................       199,500
      10,000   NiSource Inc. ..................       242,500
     300,000   Northeast Utilities ............     5,985,000
       1,000   PetroChina Co. Ltd., ADR .......        83,370
      23,000   Petroleo Brasileiro SA, ADR ....     1,644,270
     100,000   Progress Energy Inc., CVO+ .....         9,000
      30,000   Saipem SpA .....................       505,859
      30,000   SJW Corp. ......................     1,448,400
      20,000   Southwest Gas Corp. ............       547,800
      75,000   Spinnaker Exploration Co.+ .....     4,851,750
       8,657   Total SA .......................     2,362,844
      54,000   TXU Corp. ......................     6,095,520
         200   Vectren Corp. ..................         5,670
     255,000   Westar Energy Inc. .............     6,153,150
                                               --------------
                                                  142,355,325
                                               --------------
               FOOD AND BEVERAGE -- 8.2%
      85,000   Ajinomoto Co. Inc. .............       894,027
       8,000   Anheuser-Busch Companies Inc. ..       344,320
      83,000   Cadbury Schweppes plc ..........       837,378
      40,000   Cadbury Schweppes plc, ADR .....     1,629,200
      90,000   Campbell Soup Co. ..............     2,677,500
      60,000   Coca-Cola Co. ..................     2,591,400
       5,000   Coca-Cola Enterprises Inc. .....        97,500
      40,000   Coca-Cola Hellenic
                 Bottling Co. SA ..............     1,159,546
     100,000   Corn Products
                 International Inc. ...........     2,017,000

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
      60,000   Del Monte Foods Co.+ ...........$      643,800
      10,108   Denny's Corp.+ .................        41,948
     100,000   Diageo plc .....................     1,437,490
     224,000   Diageo plc, ADR ................    12,994,240
     250,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A .........    20,522,500
      90,000   Flowers Foods Inc. .............     2,455,200
      35,641   Fomento Economico
                 Mexicano SA de CV, ADR .......     2,492,019
     175,000   General Mills Inc. .............     8,435,000
      40,000   Groupe Danone ..................     4,309,837
     500,000   Grupo Bimbo SA de CV, Cl. A ....     1,627,312
      20,000   Hain Celestial Group Inc.+ .....       388,000
     130,000   Heinz (H.J.) Co. ...............     4,750,200
      25,000   Hershey Co. ....................     1,407,750
     160,000   Kellogg Co. ....................     7,380,800
      75,000   Kerry Group plc, Cl. A .........     1,744,448
      12,100   LVMH Moet Hennessy
                 Louis Vuitton SA .............       997,608
       2,500   Nestle SA ......................       731,915
     480,000   PepsiAmericas Inc. .............    10,910,400
     350,000   PepsiCo Inc. ...................    19,848,500
       6,750   Pernod-Ricard SA ...............     1,191,725
      68,200   Ralcorp Holdings Inc. ..........     2,858,944
      90,000   Sara Lee Corp. .................     1,705,500
       2,000   Smucker (J.M.) Co. .............        97,080
     112,270   Tootsie Roll Industries Inc. ...     3,564,573
     170,000   Wrigley (Wm.) Jr. Co. ..........    12,219,600
                                               --------------
                                                  137,004,260
                                               --------------
               FINANCIAL SERVICES -- 7.9%
       7,000   Allianz AG .....................       945,111
       5,000   Allstate Corp. .................       276,450
     550,000   American Express Co. ...........    31,592,000
      32,000   Argonaut Group Inc.+ ...........       864,320
      95,000   Aviva plc ......................     1,043,063
      90,000   Banco Santander Central
                 Hispano SA, ADR ..............     1,185,300
     100,000   Bank of Ireland ................     1,580,434
      75,000   Bank of New York Co. Inc. ......     2,205,750
     275,000   Bankgesellschaft Berlin AG+ ....       988,222
         260   Berkshire Hathaway Inc.,
                 Cl. A+ .......................    21,320,000
       7,500   Calamos Asset Management
                 Inc., Cl. A ..................       185,100
      45,000   Citigroup Inc. .................     2,048,400
     185,000   Commerzbank AG, ADR ............     5,080,951
      19,000   Credit Suisse Group ............       840,987
     152,000   Deutsche Bank AG, ADR ..........    14,215,040
      20,000   Dun and Bradstreet Corp.+ ......     1,317,400
      20,000   H&R Block Inc. .................       479,600
      75,000   Irish Life & Permanent plc .....     1,365,603
     200,000   Janus Capital Group Inc. .......     2,890,000

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES  (CONTINUED)
      55,000   JPMorgan Chase & Co. ...........$    1,866,150
      78,000   Leucadia National Corp. ........     3,361,800
     100,000   MBNA Corp. .....................     2,464,000
     100,000   Mellon Financial Corp. .........     3,197,000
     189,000   Midland Co. ....................     6,809,670
      60,000   Moody's Corp. ..................     3,064,800
     128,750   Nikko Cordial Corp. ............     1,489,154
     145,000   Phoenix Companies Inc. .........     1,769,000
       2,500   Prudential Financial Inc. ......       168,900
      45,000   Schwab (Charles) Corp. .........       649,350
       3,000   St. Paul Travelers
                 Companies Inc. ...............       134,610
      50,000   Standard Chartered plc .........     1,078,559
      80,000   State Street Corp. .............     3,913,600
      20,000   SunTrust Banks Inc. ............     1,389,000
      78,500   T. Rowe Price Group Inc. .......     5,126,050
      20,000   UBS AG .........................     1,699,432
      70,000   Waddell & Reed Financial
                 Inc., Cl. A ..................     1,355,200
      53,000   Westpac Banking Corp. ..........       852,818
                                               --------------
                                                  130,812,824
                                               --------------
               TELECOMMUNICATIONS -- 7.4%
       5,000   ALLTEL Corp. ...................       325,550
     585,000   AT&T Corp. .....................    11,583,000
      90,540   ATX Communications Inc.+ .......         1,032
     265,000   BCE Inc. .......................     7,271,600
      30,000   Brasil Telecom Participacoes
                 SA, ADR ......................     1,275,900
   1,760,000   BT Group plc ...................     6,899,249
   4,440,836   Cable & Wireless Jamaica Ltd.+ .        92,332
     930,000   Cincinnati Bell Inc.+ ..........     4,101,300
      80,000   Citizens Communications Co. ....     1,084,000
     170,000   Commonwealth Telephone
                 Enterprises Inc. .............     6,409,000
     110,000   Compania de
                 Telecomunicaciones de
                 Chile SA, ADR ................     1,193,500
     170,000   Deutsche Telekom AG, ADR .......     3,100,800
      15,000   Embratel Participacoes
                 SA, ADR+ .....................       174,750
       5,000   France Telecom SA, ADR .........       143,750
         233   KDDI Corp. .....................     1,313,601
     100,000   KPN NV .........................       896,581
   1,000,000   Qwest Communications
                 International Inc.+ ..........     4,100,000
     130,000   SBC Communications Inc. ........     3,116,100
     532,387   Sprint Nextel Corp. ............    12,660,163
     186,554   Tele Norte Leste
                 Participacoes SA, ADR ........     3,083,738
      50,000   Telecom Argentina SA,
                 Cl. B, ADR+ ..................       645,500
   1,788,075   Telecom Italia SpA .............     5,813,043
     254,800   Telefonica SA, ADR .............    12,566,736
      18,298   Telefonica SA, BDR .............       299,470

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
      64,000   Telefonos de Mexico SA
                 de CV, Cl. L, ADR ............$    1,361,280
     310,000   Telephone & Data Systems Inc. ..    12,090,000
     390,000   Telephone & Data Systems Inc.,
                 Special ......................    14,644,500
       2,500   TELUS Corp. ....................       104,323
      47,500   TELUS Corp., ADR ...............     1,985,374
     140,060   Verizon Communications Inc. ....     4,578,561
                                               --------------
                                                122,914,733
                                               --------------
               ENTERTAINMENT -- 6.7%
     160,000   Canal Plus, ADR+ ...............       296,000
     220,000   Discovery Holding Co., Cl. A+ ..     3,176,800
       1,600   DreamWorks Animation SKG Inc.,
                 Cl. A+ .......................        44,256
     110,000   EMI Group plc ..................       470,491
      80,000   EMI Group plc, ADR .............       686,408
      50,000   GC Companies Inc.+ (a) .........        43,000
     650,000   Gemstar-TV Guide
                 International Inc.+ ..........     1,924,000
     173,000   Grupo Televisa SA, ADR .........    12,405,830
   2,200,000   Liberty Media Corp., Cl. A+ ....    17,710,000
      17,500   Oriental Land Co. Ltd. .........     1,000,484
     160,000   Publishing & Broadcasting Ltd. .     2,010,829
   1,629,500   Rank Group plc .................     8,579,186
      12,000   Regal Entertainment Group,
                 Cl. A ........................       240,480
     153,500   Six Flags Inc.+ ................     1,103,665
     260,000   The Walt Disney Co. ............     6,273,800
     810,000   Time Warner Inc. ...............    14,669,100
     842,000   Viacom Inc., Cl. A .............    27,971,240
      43,900   Vivendi Universal SA ...........     1,432,996
     330,000   Vivendi Universal SA, ADR ......    10,800,900
                                               --------------
                                                  110,839,465
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 5.7%
     170,000   Acuity Brands Inc. .............     5,043,900
     195,000   Ampco-Pittsburgh Corp. .........     3,022,500
      25,000   Bouygues SA ....................     1,161,889
     160,000   Cooper Industries Ltd., Cl. A ..    11,062,400
     250,000   Crane Co. ......................     7,435,000
     100,500   CRH plc ........................     2,723,725
     110,000   GATX Corp. .....................     4,350,500
     233,000   Greif Inc., Cl. A ..............    14,003,300
       5,000   Greif Inc., Cl. B ..............       287,850
     415,500   Honeywell International Inc. ...    15,581,250
     130,000   ITT Industries Inc. ............    14,768,000
     390,000   Lamson & Sessions Co.+ .........     7,144,800
      98,000   Park-Ohio Holdings Corp.+ ......     1,720,880
       4,000   Sulzer AG ......................     2,026,959
      30,000   Technip SA .....................     1,775,374
      50,000   Trinity Industries Inc. ........     2,024,500
                                               --------------
                                                   94,132,827
                                               --------------

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               PUBLISHING -- 5.5%
      18,000   Dow Jones & Co. Inc. ...........$      687,420
     348,266   Independent News & Media plc ...     1,017,110
      20,000   Knight-Ridder Inc. .............     1,173,600
       5,000   McClatchy Co., Cl. A ...........       326,150
     200,000   McGraw-Hill Companies Inc. .....     9,608,000
     330,000   Media General Inc., Cl. A ......    19,143,300
     124,000   Meredith Corp. .................     6,186,360
      80,000   New York Times Co., Cl. A ......     2,380,000
   1,744,800   News Corp., Cl. A ..............    27,201,432
      20,000   News Corp., Cl. B ..............       330,000
     200,000   Penton Media Inc.+ .............       100,000
     400,000   PRIMEDIA Inc.+ .................     1,636,000
     175,000   Reader's Digest
                 Association Inc. .............     2,794,750
     261,319   SCMP Group Ltd. ................        97,691
     150,000   Scripps (E.W.) Co., Cl. A ......     7,495,500
      66,585   Seat Pagine Gialle SpA+ ........        32,810
      80,000   Thomas Nelson Inc. .............     1,500,800
     300,800   Tribune Co. ....................    10,194,112
       4,000   VNU NV .........................       125,714
                                               --------------
                                                   92,030,749
                                               --------------
               CABLE AND SATELLITE -- 5.3%
   1,500,000   Cablevision Systems Corp.,
                 Cl. A+ .......................    46,005,000
     330,000   Comcast Corp., Cl. A+ ..........     9,695,400
      85,000   Comcast Corp., Cl. A, Special+ .     2,446,300
     153,444   DIRECTV Group Inc.+ ............     2,298,591
      55,000   EchoStar Communications
                 Corp., Cl. A .................     1,626,350
     156,770   Liberty Global Inc., Cl. A+ ....     4,245,332
     156,770   Liberty Global Inc., Cl. C+ ....     4,036,827
      50,000   Loral Space &
                 Communications Ltd.+ .........         3,500
     407,845   Rogers Communications
                 Inc., Cl. B, New York ........    16,089,485
       9,655   Rogers Communications
                  Inc., Cl. B, Toronto ........       380,054
      80,000   Shaw Communications
                 Inc., Cl. B, New York ........     1,677,600
      20,000   Shaw Communications
                 Inc., Cl. B, Toronto .........       418,065
                                               --------------
                                                   88,922,504
                                               --------------
               CONSUMER PRODUCTS -- 4.3%
      60,000   Altadis SA .....................     2,687,579
      50,000   Avon Products Inc. .............     1,350,000
      43,000   Christian Dior SA ..............     3,547,804
      15,000   Church & Dwight Co. Inc. .......       554,100
      33,000   Clorox Co. .....................     1,832,820
      10,000   Colgate-Palmolive Co. ..........       527,900

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
      90,000   Compagnie Financiere
                 Richemont AG, Cl. A ..........$    3,563,014
      50,000   Department 56 Inc.+ ............       625,000
      30,000   Energizer Holdings Inc.+ .......     1,701,000
      30,000   Fortune Brands Inc. ............     2,439,900
      30,000   Gallaher Group plc .............       465,641
     234,000   Gallaher Group plc, ADR ........    14,529,060
     110,000   Gillette Co. ...................     6,402,000
       2,000   Givaudan SA ....................     1,280,754
      42,000   Harley-Davidson Inc. ...........     2,034,480
      15,000   Matsushita Electric
                 Industrial Co. Ltd., ADR .....       256,650
      60,000   Mattel Inc. ....................     1,000,800
      75,000   Maytag Corp. ...................     1,369,500
      35,000   National Presto
                 Industries Inc. ..............     1,498,350
     180,000   Procter & Gamble Co. ...........    10,702,800
      50,000   Reckitt Benckiser plc ..........     1,523,034
      10,000   Swatch Group AG, Cl. B .........     1,377,313
     890,000   Swedish Match AB ...............    10,616,895
                                               --------------
                                                   71,886,394
                                               --------------
               HEALTH CARE -- 3.6%
      10,000   Abbott Laboratories ............       424,000
      52,000   Amgen Inc.+ ....................     4,142,840
      19,146   AstraZeneca plc ................       891,356
      27,000   Biogen Idec Inc.+ ..............     1,065,960
     135,000   Bristol-Myers Squibb Co. .......     3,248,100
      65,036   GlaxoSmithKline plc ............     1,654,118
       4,000   GlaxoSmithKline plc, ADR .......       205,120
      30,000   Henry Schein Inc.+ .............     1,278,600
      10,000   Hospira Inc.+ ..................       409,700
      15,000   INAMED Corp.+ ..................     1,135,200
      40,000   Invitrogen Corp.+ ..............     3,009,200
      10,000   IVAX Corp.+ ....................       263,600
     100,000   Merck & Co. Inc. ...............     2,721,000
       2,000   Nobel Biocare Holding AG .......       471,206
      41,000   Novartis AG ....................     2,079,217
     105,000   Novartis AG, ADR ...............     5,355,000
     283,000   Pfizer Inc. ....................     7,066,510
      35,000   Renal Care Group Inc.+ .........     1,656,200
      18,100   Roche Holding AG ...............     2,513,908
      26,808   Sanofi-Aventis .................     2,215,071
     100,000   Schering-Plough Corp. ..........     2,105,000
      80,000   Smith & Nephew plc .............       671,652
       4,250   Straumann Holding AG ...........     1,138,378
      60,000   Sybron Dental
                 Specialties Inc.+ ............     2,494,800
      10,000   Synthes Inc. ...................     1,169,518
      23,000   Takeda Pharmaceutical Co. Ltd. .     1,369,627
      82,000   William Demant Holding A/S+ ....     3,842,976
     100,000   Wyeth ..........................     4,627,000
                                               --------------
                                                   59,224,857
                                               --------------

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               HOTELS AND GAMING -- 3.2%
     115,000   Aztar Corp.+ ...................$    3,543,150
     200,000   Gaylord Entertainment Co.+ .....     9,530,000
      55,000   Greek Organization of
                 Football Prognostics SA ......     1,708,070
      16,000   GTECH Holdings Corp. ...........       512,960
       8,000   Harrah's Entertainment Inc. ....       521,520
   2,875,000   Hilton Group plc ...............    15,947,987
     600,000   Hilton Hotels Corp. ............    13,392,000
      10,200   Kerzner International Ltd.+ ....       566,610
       5,000   Las Vegas Sands Corp.+ .........       164,550
     118,000   MGM Mirage+ ....................     5,164,860
      38,000   Starwood Hotels & Resorts
                 Worldwide Inc. ...............     2,172,460
                                               --------------
                                                   53,224,167
                                               --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.1%
      60,000   BorgWarner Inc. ................     3,387,600
     200,000   CLARCOR Inc. ...................     5,744,000
     390,000   Dana Corp. .....................     3,669,900
     300,000   Genuine Parts Co. ..............    12,870,000
     120,000   Johnson Controls Inc. ..........     7,446,000
     116,000   Midas Inc.+ ....................     2,306,080
     330,000   Modine Manufacturing Co. .......    12,104,400
     182,774   Proliance International Inc.+ ..     1,001,602
      80,500   Scheib (Earl) Inc.+ ............       301,875
     160,000   Standard Motor Products Inc. ...     1,297,600
      30,000   Superior Industries
                 International Inc. ...........       645,600
      27,000   TI Automotive Ltd.+ (a) ........             0
      30,000   TRW Automotive Holdings Corp.+ .       880,200
                                               --------------
                                                   51,654,857
                                               --------------
               EQUIPMENT AND SUPPLIES -- 2.9%
     205,000   AMETEK Inc. ....................     8,808,850
       2,000   Amphenol Corp., Cl. A ..........        80,680
      94,000   CIRCOR International Inc. ......     2,580,300
     213,000   Donaldson Co. Inc. .............     6,502,890
      70,000   Fedders Corp. ..................       149,800
     115,000   Flowserve Corp.+ ...............     4,180,250
      24,000   Franklin Electric Co. Inc. .....       993,360
     100,000   Gerber Scientific Inc.+ ........       784,000
      70,000   GrafTech International Ltd.+ ...       380,100
     250,000   IDEX Corp. .....................    10,637,500
      40,000   Ingersoll-Rand Co. Ltd., Cl. A .     1,529,200
     107,000   Lufkin Industries Inc. .........     4,659,850
       1,000   Manitowoc Co. Inc. .............        50,250
      11,000   Mueller Industries Inc. ........       305,470
       1,000   Sealed Air Corp.+ ..............        47,460
     230,000   Watts Water Technologies
                 Inc., Cl. A ..................     6,635,500
     100,000   Weir Group plc .................       675,532
                                               --------------
                                                   49,000,992
                                               --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               RETAIL -- 2.9%
     260,000   Albertson's Inc. ...............$    6,669,000
     230,000   AutoNation Inc.+ ...............     4,593,100
      40,000   Coldwater Creek Inc.+ ..........     1,008,800
      20,000   Costco Wholesale Corp. .........       861,800
      38,000   Matsumotokiyoshi Co. Ltd. ......     1,235,201
     320,000   Neiman Marcus Group Inc.,
                 Cl. B ........................    31,945,600
      30,000   Next plc .......................       736,559
      44,800   Seven & I Holdings Co. Ltd.+ ...     1,483,862
                                               --------------
                                                   48,533,922
                                               --------------
               AVIATION: PARTS AND SERVICES -- 2.1%
     200,000   Curtiss-Wright Corp. ...........    12,342,000
     129,600   Fairchild Corp., Cl. A+ ........       300,672
     220,000   GenCorp Inc.+ ..................     4,103,000
     180,000   Precision Castparts Corp. ......     9,558,000
      84,000   Sequa Corp., Cl. A+ ............     4,956,000
      74,600   Sequa Corp., Cl. B+ ............     4,485,698
                                               --------------
                                                   35,745,370
                                               --------------
               WIRELESS COMMUNICATIONS -- 1.7%
     234,000   America Movil SA de CV,
                 Cl. L, ADR ...................     6,158,880
       1,500   NTT DoCoMo Inc. ................     2,669,133
   2,760,000   O2 plc .........................     7,679,374
      24,787   Tele Centro Oeste Celular
                 Participacoes SA, ADR ........       224,570
       1,920   Tele Leste Celular
                 Participacoes SA, ADR+ .......        12,749
       3,340   Tele Norte Celular
                 Participacoes SA, ADR+ .......        25,217
      90,000   Telefonica Moviles SA ..........       998,378
       8,350   Telemig Celular Participacoes
                 SA, ADR ......................       282,230
         270   Telesp Celular
                 Participacoes SA+ ............           943
      90,217   Telesp Celular Participacoes
                 SA, ADR ......................       352,748
       5,845   Telesp Celular Participacoes
                 SA, Pfd.+ ....................        23,247
      32,165   Tim Participacoes SA, ADR ......       597,626
     100,000   United States Cellular Corp.+ ..     5,342,000
     553,888   Vodafone Group plc .............     1,440,991
      90,000   Vodafone Group plc, ADR ........     2,337,300
                                               --------------
                                                   28,145,386
                                               --------------
               COMMUNICATIONS EQUIPMENT -- 1.6%
      50,000   Agere Systems Inc.+ ............       520,500
      45,000   Andrew Corp.+ ..................       501,750
     515,000   Corning Inc.+ ..................     9,954,950
     180,000   Lucent Technologies Inc.+ ......       585,000
     110,000   Motorola Inc. ..................     2,429,900
     150,000   Nortel Networks Corp.+ .........       489,000
      44,000   Scientific-Atlanta Inc. ........     1,650,440
     300,000   Thomas & Betts Corp.+ ..........    10,323,000
                                               --------------
                                                   26,454,540
                                               --------------

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               AGRICULTURE -- 1.5%
   1,000,000   Archer-Daniels-Midland Co. .....$   24,660,000
       5,000   Delta & Pine Land Co. ..........       132,050
      10,000   Mosaic Co.+ ....................       160,200
                                               --------------
                                                   24,952,250
                                               --------------
               CONSUMER SERVICES -- 1.5%
     110,000   Expedia Inc.+ ..................     2,179,100
     230,000   IAC/InterActiveCorp+ ...........     5,830,500
     840,000   Rollins Inc. ...................    16,396,800
                                               --------------
                                                   24,406,400
                                               --------------
               MACHINERY -- 1.2%
      20,000   Caterpillar Inc. ...............     1,175,000
     320,000   Deere & Co. ....................    19,584,000
                                               --------------
                                                   20,759,000
                                               --------------
               AEROSPACE -- 1.2%
     110,000   Boeing Co. .....................     7,474,500
      30,000   Lockheed Martin Corp. ..........     1,831,200
     180,000   Northrop Grumman Corp. .........     9,783,000
      80,000   Rolls-Royce Group plc+ .........       527,021
                                               --------------
                                                   19,615,721
                                               --------------
               BROADCASTING -- 1.1%
       2,000   Cogeco Inc. ....................        46,882
      16,666   Corus Entertainment Inc.,
                 Cl. B ........................       482,275
     120,000   Gray Television Inc. ...........     1,270,800
      27,500   Gray Television Inc., Cl. A ....       272,250
     199,000   Liberty Corp. ..................     9,331,110
      50,000   Lin TV Corp., Cl. A+ ...........       697,500
     165,000   Mediaset SpA ...................     1,952,316
      30,000   Modern Times Group, Cl. B+ .....     1,129,718
       7,800   Nippon Television
                 Network Corp. ................     1,200,370
     110,000   Paxson Communications Corp.+ ...        49,500
     100,000   Television Broadcasts Ltd. .....       611,678
     130,000   Young Broadcasting Inc.,
                 Cl. A+ .......................       453,700
                                               --------------
                                                   17,498,099
                                               --------------
               REAL ESTATE -- 1.0%
      70,000   Cheung Kong (Holdings) Ltd. ....       790,476
      98,000   Florida East Coast
                 Industries Inc. ..............     4,438,420
      55,000   Griffin Land & Nurseries Inc.+ .     1,347,500
     167,000   St. Joe Co. ....................    10,429,150
                                               --------------
                                                   17,005,546
                                               --------------
               ENVIRONMENTAL SERVICES -- 1.0%
      65,000   Republic Services Inc. .........     2,293,850
     500,000   Waste Management Inc. ..........    14,305,000
                                               --------------
                                                   16,598,850
                                               --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               SPECIALTY CHEMICALS -- 1.0%
       5,400   Ciba Specialty Chemicals
                 AG, ADR ......................$      158,220
      20,000   E.I. du Pont de Nemours
                 and Co. ......................       783,400
     325,000   Ferro Corp. ....................     5,954,000
      39,000   Fuller (H.B.) Co. ..............     1,212,120
     120,000   Hercules Inc.+ .................     1,466,400
     232,300   Omnova Solutions Inc.+ .........     1,015,151
     300,000   Sensient Technologies Corp. ....     5,685,000
      10,000   Syngenta AG, ADR ...............       210,000
                                               --------------
                                                   16,484,291
                                               --------------
               ELECTRONICS -- 0.8%
      10,000   Advanced Micro Devices Inc.+ ...       252,000
       3,000   Hitachi Ltd., ADR ..............       190,170
       5,200   Keyence Corp. ..................     1,307,329
      20,000   Molex Inc., Cl. A ..............       514,200
       7,500   NEC Corp., ADR .................        40,650
       9,500   Rohm Co. Ltd. ..................       824,304
      38,000   Royal Philips Electronics
                 NV, ADR ......................     1,013,840
     265,000   Texas Instruments Inc. .........     8,983,500
      17,000   Tokyo Electron Ltd. ............       903,013
                                               --------------
                                                   14,029,006
                                               --------------
               AUTOMOTIVE -- 0.8%
     335,000   Navistar International Corp.+ ..    10,864,050
      43,000   PACCAR Inc. ....................     2,919,270
                                               --------------
                                                   13,783,320
                                               --------------
               METALS AND MINING -- 0.6%
      72,500   Harmony Gold Mining Co. Ltd.+ ..       814,735
      35,000   Harmony Gold Mining
                 Co. Ltd., ADR+ ...............       382,900
      55,000   Ivanhoe Mines Ltd.+ ............       459,800
     125,000   Newmont Mining Corp. ...........     5,896,250
      40,000   Novelis Inc. ...................       857,600
      50,000   Placer Dome Inc. ...............       857,500
      45,000   Xstrata plc ....................     1,165,955
                                               --------------
                                                   10,434,740
                                               --------------
               BUSINESS SERVICES -- 0.6%
       7,050   Acco Brands Corp.+ .............       198,951
      60,000   ANC Rental Corp.+ ..............           303
     140,000   Cendant Corp. ..................     2,889,600
       1,000   CheckFree Corp.+ ...............        37,820
     186,554   Contax Participacoes SA, ADR+ ..       115,887
     212,500   Group 4 Securicor plc ..........       566,894
      95,000   Landauer Inc. ..................     4,655,000
      72,500   Nashua Corp.+ ..................       449,500
      25,000   Secom Co. Ltd. .................     1,202,431
                                               --------------
                                                   10,116,386
                                               --------------

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               CLOSED-END FUNDS -- 0.3%
      75,000   Central Europe and
                 Russia Fund Inc. .............$    3,682,500
      70,000   New Germany Fund Inc. ..........       732,900
      31,500   Royce Value Trust Inc. .........       626,220
                                               --------------
                                                    5,041,620
                                               --------------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.3%
      70,000   Champion Enterprises Inc.+ .....     1,034,600
      50,000   Fleetwood Enterprises Inc.+ ....       615,000
      32,222   Huttig Building Products Inc.+ .       291,609
      13,000   Martin Marietta Materials Inc. .     1,019,980
      10,000   Nobility Homes Inc. ............       261,000
      80,000   Sekisui House Ltd. .............       980,268
      20,000   Skyline Corp. ..................       812,800
       1,000   Southern Energy Homes Inc.+ ....         7,050
                                               --------------
                                                    5,022,307
                                               --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.2%
      10,000   Check Point Software
                 Technologies Ltd.+ ...........       243,200
         146   Computer Associates
                 International Inc. ...........         4,060
      25,256   Telecom Italia Media SpA+ ......        16,543
      80,000   Yahoo! Inc.+ ...................     2,707,200
                                               --------------
                                                    2,971,003
                                               --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
     120,000   Pactiv Corp.+ ..................     2,102,400
                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.1%
       1,500   Amli Residential
                 Properties Trust .............        48,105
       6,000   Camden Property Trust ..........       334,500
       2,000   Equity Residential .............        75,700
      16,656   Rayonier Inc. ..................       959,719
                                               --------------
                                                    1,418,024
                                               --------------
               TRANSPORTATION -- 0.1%
     100,000   AMR Corp.+ .....................     1,118,000
      15,000   Grupo TMM SA, Cl. A, ADR+ ......        61,500
                                               --------------
                                                    1,179,500
                                               --------------
               TOTAL COMMON STOCKS ............ 1,566,301,635
                                               --------------
               CONVERTIBLE PREFERRED STOCKS -- 0.3%
               AEROSPACE -- 0.1%
      13,500   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ......     1,633,500
                                               --------------
               TELECOMMUNICATIONS -- 0.1%
      26,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ......     1,136,200
                                               --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               BROADCASTING -- 0.1%
          90   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C (a)(c)(d) .............$      909,000
                                               --------------
               AVIATION: PARTS AND SERVICES -- 0.0%
       3,200   Sequa Corp.,
                 $5.00 Cv. Pfd. ...............       312,000
                                               --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS .............     3,990,700
                                               --------------
  PRINCIPAL
   AMOUNT
  --------
               CONVERTIBLE CORPORATE BONDS -- 0.1%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
  $  500,000   Pep Boys - Manny,
                 Moe & Jack, Cv.,
                 4.250%, 06/01/07 .............       487,500
   1,000,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 .............       890,000
                                               --------------
                                                    1,377,500
                                               --------------
               AEROSPACE -- 0.0%
     736,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12 .............       704,720
                                               --------------
               CABLE AND SATELLITE -- 0.0%
     500,000   Charter Communications Inc., Cv.,
                 4.750%, 06/01/06 .............       493,750
                                               --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ..............     2,575,970
                                               --------------
               U.S. GOVERNMENT &
               AGENCY OBLIGATIONS -- 0.1%
               FEDERAL HOME LOAN BANK -- 0.0%
     500,000     3.060%, 04/13/06 .............       496,923
                                               --------------
               U.S. TREASURY NOTES -- 0.1%
   1,000,000     5.750%, 11/15/05 .............     1,009,914
     500,000     5.625%, 02/15/06 .............       503,301
     300,000     4.625%, 05/15/06 .............       301,137
     300,000     3.500%, 11/15/06 .............       298,020
                                               --------------
                                                    2,112,372
                                               --------------
               TOTAL U.S. GOVERNMENT &
                 AGENCY OBLIGATIONS ...........     2,609,295
                                               --------------

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE*
     ---------                                    ------
               SHORT-TERM OBLIGATIONS -- 5.4%
               REPURCHASE AGREEMENTS -- 5.1%
   $84,445,000 Barclays Capital Inc., 3.200%,
                 dated 09/30/05, due 10/03/05,
                 proceeds at maturity,
                 $84,467,519 (b) ..............$   84,445,000
                                               --------------
               U.S. GOVERNMENT OBLIGATIONS -- 0.3%
    5,000,000  U.S. Treasury Bills, 3.498%++,
                 11/17/05 .....................     4,977,675
                                               --------------
               TOTAL SHORT-TERM
                 OBLIGATIONS ..................   89,422,675
                                               --------------

     NUMBER OF                 EXPIRATION DATE/
     CONTRACTS                  EXERCISE PRICE
     ---------                  --------------
               PUT OPTIONS PURCHASED+ -- 0.0%
       1,000   SPDR Trust
                 Series 1 ....... Oct. 05/120          40,000
                                               --------------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $1,289,926,526) ....................$1,664,940,275
                                               ==============
   --------------
            For Federal tax purposes:
            Aggregate cost ....................$1,289,926,526
                                               ==============
            Gross unrealized appreciation .....$  446,167,567
            Gross unrealized depreciation .....   (71,153,818)
                                               --------------
            Net unrealized appreciation
               (depreciation) .................$  375,013,749
                                               ==============
   --------------
   (a) Security fair valued under procedures established by the Board of Directors. At September 30, 2005, the market value of fair valued securities amounted to $952,000 or 0.06% of total investments.
   (b) Collateralized by U.S. Treasury Bonds, 8.125% and 6.125%, due 08/15/19 and 11/15/27, market value $85,734,060 and $399,840.
   (c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the market value of Rule 144A securities amounted to $909,000 or 0.05% of total investments.
   (d) At September 30, 2005, the Fund held restricted and illiquid securities amounting to $909,000 or 0.05% of net assets, which were valued under methods approved by the Board, as follows:

                                                                   09/30/2005
ACQUISITION                             ACQUISITION ACQUISITION  CARRYING VALUE
  SHARES  ISSUER                             DATE      COST         PER UNIT
  ------  ------                             ----      ----         --------
     90   Gray Television Inc.,
            8.000% Cv. Pfd., Ser. C .....  04/23/02  $900,000     $10,100.0000

   +     Non-income producing security.
   ++    Represents annualized yield at date of purchase.
   ADR   American Depository Receipt
   BDR   Brazilian Depository Receipt
   CVO   Contingent Value Obligation
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                       % OF
                                      MARKET        MARKET
                                       VALUE         VALUE
                                      ------        -------
       GEOGRAPHIC DIVERSIFICATION
       North America .................  81.3%   $1,353,172,200
       Europe ........................  14.4       240,713,065
       Latin America .................   2.8        47,010,239
       Japan .........................   1.1        18,360,274
       Asia/Pacific ..................   0.3         4,446,862
       South Africa ..................   0.1         1,197,635
                                       ------   --------------
       Total Investments ............. 100.0%   $1,664,900,275
                                       ======   ==============

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     November 28, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.